Bonds Payable - Summary of Bonds Payable (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	1.30%
Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%
Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.25%
Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.45%
US$400,000 thousand [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 400,000,000
US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount			$ 200,000,000
US$200,000 thousand [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	200,000,000
Secured Overseas Bonds One [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.125%		2.125%
Notional Amount				$ 300,000,000
Secured Overseas Bonds One [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 300,000,000
Bonds repayment date	July 2017